Operating Leases (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Operating Leases

Note 8 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2027. Certain leases contain renewal options.

Rent expense for the operating leases was $191,758 and $0 during the years ended December 31, 2017 and 2016 and $166,997(unaudited) and $0 (unaudited) during the six months ended June 30, 2018 and 2017.

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at June 30, 2018:

Years Ending December 31,	Amount

2018 (six months)	$396,252
2019	795,707
2020	760,101
2021	638,582
2022	641,947
Thereafter	1,651,213
Total	$4,883,802

IMAC Regeneration Center of St. Louis, LLC [Member]
Operating Leases

Note 6 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2026. Certain leases contain renewal options.

Rent expense for the operating leases was $65,376 (unaudited) and $53,874 (unaudited) during the three months ended March 31, 2018 and 2017, respectively.

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at March 31, 2018 (unaudited):

Years Ending December 31,	Amount

2018 (9 months)	$191,150
2019	254,866
2020	254,866
2021	260,341
2022	253,565
Thereafter	753,360
Total	$1,968,148

Note 6 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2026. Certain leases contain renewal options.

Years Ending December 31,	Amount

2018	$254,866
2019	254,866
2020	254,866
2021	260,341
2022	253,565
Thereafter	753,360
Total	$2,031,864

Rent expense for the operating leases was $252,654 and $141,702 during the years ended December 31, 2017 and 2016, respectively.